CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recievable net allowance for doubtful accounts	$ 94,197	$ 47,112	$ 0
Accounts payable and accrued expense VIE without recourse	35,158	69,741	101,175
Customer deposit VIE without recourse		0	11,028
Advances from prospective customers/distributors without recourse to the company	483,932	484,956	757,896
Due to related parties	843,013	532,121	91,951
Operating lease liabilities	307,812	293,985	315,207
Operating lease liability non current portion	$ 406,013	$ 288,337	$ 0
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value		$ 0.001	$ 0.001
Common stock, authorized		1,000,000,000	1,000,000,000
Common stock, issued		117,875,323
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued	118,177,885	118,177,885	118,177,885
Common stock, outstanding	118,177,885	118,177,885	118,177,885
Common Stock Class B [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	3,750,000	3,750,000	3,750,000
Common stock, issued	4,447	4,447	4,447
Common stock, outstanding	4,447	4,447	4,447